Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1
Entity Registrant Name	XCF GLOBAL, INC.
Entity Central Index Key	0002019793
Entity Tax Identification Number	33-4582264
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3040 Post Oak Blvd.
Entity Address, Address Line Two	Floor 18 Suite 164
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(346)
Local Phone Number	630-4724
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3040 Post Oak Blvd.
Entity Address, Address Line Two	Floor 18 Suite 164
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(346)
Local Phone Number	630-4724
Contact Personnel Name	Christopher Cooper